Australia Research and Development Tax Incentive	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Research and Development [Abstract]
Australia Research and Development Tax Incentive

11. Australia Research and Development Tax Incentive

The Australian government has established a research and development tax incentive to encourage industry investment in research and development, which is available to companies incorporated under Australian law that have core research and development activities. In September 2016, the Company established Spero Potentiator Australia Pty Limited to carry out certain research and development activities. As this subsidiary meets the eligibility requirements of the Australian tax law, it is eligible to receive a 43.5% tax incentive for qualified research and development activities. The Company did not record any reduction to research and development expenses in the consolidated statements of operations and comprehensive loss associated with this tax incentive during the three months ended March 31, 2017. The Company recorded less than $0.1 million as a reduction to research and development expenses in the consolidated statements of operations and comprehensive loss during the three months ended March 31, 2018, associated with this tax incentive, representing 43.5% of the Company’s qualified research and development spending in Australia. The tax incentive refund is denominated in Australian dollars and, therefore, the associated tax incentive receivable is re-measured to U.S. dollars as of each reporting date. The Company’s tax incentive receivables from the Australian government totaled $1.9 million as of March 31, 2018 and December 31, 2017.

14. Australia Research and Development Tax Incentive

The Australian government has established a research and development tax incentive to encourage industry investment in research and development, which is available to companies incorporated under Australian law that have core research and development activities. In September 2016, the Company established Spero Potentiator Australia Pty Limited to carry out certain research and development activities. As this subsidiary meets the eligibility requirements of the Australian tax law, it is eligible to receive a 43.5% tax incentive for qualified research and development activities. For the years ended December 31, 2017 and 2016, $1.8 million and $0.1 million, respectively, was recorded as a reduction to research and development expenses in the consolidated statements of operations and comprehensive loss associated with this tax incentive, representing 43.5% of the Company’s qualified research and development spending in Australia. The refund is denominated in Australian dollars and, therefore, the receivable is re-measured to U.S. dollars as of each reporting date. As of December 31, 2017 and 2016, the Company’s tax incentive receivables from the Australian government totaled $1.9 million and $0.1 million, respectively.